Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2016	Mar. 31, 2016
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.012	$ 0.012
Ordinary shares, authorized	300,000,000	300,000,000
Ordinary shares, issued	54,831,388	54,216,738
Ordinary shares, outstanding	54,831,388	54,216,738